INTEREST AND FINANCE (INCOME) EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INTEREST AND FINANCE (INCOME) EXPENSE
Interest expense on credit facility	$ 26,091
Interest expense on convertible notes	3,941
Accretion of decommissioning and restoration provision	465	$ 203
Bank charges	88	83
Other interest expense	70
Interest and finance income	(527)	(1,195)
Interest and finance income expense	$ 30,128	$ (909)